Expense Example, No Redemption - Class A C Shares - Federated Hermes US SMID Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	740	1,137	1,559	2,729	276	847	1,445	2,881